Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	99.857
Maximum Aggregate Offering Price	$ 998,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,902.52
Offering Note	Calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on January 2, 2024 (File No. 333-276340), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.